Shareholders' Equity (Schedule Of Equity-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total stock-based compensation expense	$ 3,822	$ 5,460	$ 6,564
Cost Of Revenues [Member]
Total stock-based compensation expense	181	197	255
Research And Development [Member]
Total stock-based compensation expense	1,009	1,638	1,536
Selling And Marketing [Member]
Total stock-based compensation expense	1,334	1,975	2,460
General And Administrative [Member]
Total stock-based compensation expense	1,298	1,650	2,313
Restricted Stock Units (RSUs) [Member]
Total stock-based compensation expense	2,713
Restricted Stock Units (RSUs) [Member] | Research And Development [Member]
Total stock-based compensation expense	$ 674	$ 473	$ 460